UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/29/12 (Unaudited)

CORPORATE BONDS AND NOTES (89.0%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		$1,430,000	$1,279,850

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015		1,385,000	1,298,438

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018		775,000	852,500

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022		640,000	668,000

			4,098,788
Automotive (2.1%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		2,020,000	2,040,200

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		3,055,000	3,811,112

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		3,340,000	3,740,800

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		615,000	686,808

Navistar International Corp. sr. notes 8 1/4s, 2021		3,099,000	3,385,657

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)		575,000	621,000

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)		565,000	599,606

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,000,000	1,366,725

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		$1,080,000	1,201,500

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018		460,000	470,350

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022		685,000	703,837

			18,627,595
Basic materials (6.5%)

AbitibiBowater, Inc. 144A company guaranty sr. notes 10 1/4s, 2018 (Canada)		915,000	1,045,387

Ardagh Glass Finance PLC sr. sec. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)	EUR	760,000	1,111,098

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017		$1,540,000	1,516,900

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		2,580,000	2,747,700

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)		710,000	777,450

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		1,895,000	2,065,550

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016		475,000	467,875

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.546s, 2013 (Netherlands)		590,000	557,550

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019		1,515,000	1,666,500

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015		630,000	642,600

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		1,735,000	1,813,075

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)		375,000	388,125

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		1,180,000	1,303,900

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		1,485,000	1,574,100

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,020,000	2,125,820

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020		585,000	573,300

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,180,000	1,221,300

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		1,165,000	1,316,450

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		2,010,000	2,271,300

INEOS Finance PLC sr. sec. notes company guaranty Ser. REGS, 9 1/4s, 2015 (United Kingdom)	EUR	100,000	141,049

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		$1,310,000	1,382,050

INEOS Finance PLC 144A company guaranty sr. sec. notes 8 3/8s, 2019 (United Kingdom)		830,000	881,875

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	1,250,000	1,460,800

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		$1,810,000	1,909,550

Lyondell Chemical Co. company guaranty notes 11s, 2018		2,174,116	2,383,375

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)		2,790,000	3,062,025

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021	EUR	465,000	517,602

Momentive Performance Materials, Inc. notes 9s, 2021		$1,980,000	1,826,550

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,625,000	1,811,875

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		1,600,000	1,620,000

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)		1,905,000	2

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	495,000	714,879

Pregis Corp. company guaranty FRN 6.245s, 2013	EUR	21,111	27,329

Pregis Corp. company guaranty notes FRN 6.245s, 2013	EUR	26,667	34,521

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013		$655,000	636,988

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		635,000	701,675

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)	EUR	100,000	141,578

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)		$1,147,000	1,155,602

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)		515,000	500,837

Solo Cup Co./Solo Cup Operating Corp. company guaranty sr. notes 10 1/2s, 2013		410,000	414,612

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017		560,000	634,200

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		2,470,000	2,896,075

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015		80,000	81,400

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		1,835,000	1,906,105

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020		940,000	982,300

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)		115,000	110,113

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017		1,530,000	1,614,150

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015		1,750,000	1,795,937

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019		945,000	467,775

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014		537,000	547,740

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 3/8s, 2032(R)		580,000	630,758

			58,177,307
Broadcasting (2.3%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	740,600

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016		775,000	631,625

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014		705,000	631,856

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017		275,000	301,125

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		1,795,000	1,974,500

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020		920,000	920,000

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019		1,645,000	1,607,987

DISH DBS Corp. company guaranty 7 1/8s, 2016		155,000	171,275

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,820,000	2,138,500

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		2,060,000	2,286,600

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		1,590,000	1,697,325

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		1,740,000	1,837,875

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017		1,350,000	1,444,500

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		930,000	923,025

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		435,000	463,275

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013		1,030,000	1,172,912

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		1,580,000	1,730,100

			20,673,080
Building materials (1.8%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020		1,360,000	1,472,200

Building Materials Corp. 144A sr. notes 7s, 2020		640,000	694,400

Building Materials Corp. 144A sr. notes 6 7/8s, 2018		1,150,000	1,236,250

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		530,000	576,375

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		2,085,000	2,324,775

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		2,260,000	2,423,850

Nortek, Inc. company guaranty sr. unsec notes 10s, 2018		1,070,000	1,126,175

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		780,000	754,650

Owens Corning company guaranty sr. unsec. notes 9s, 2019		2,925,000	3,568,500

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017		1,858,000	2,008,962

			16,186,137
Cable television (2.7%)

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014		765,000	768,825

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018		1,190,000	1,252,475

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		2,350,000	2,649,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	527,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018		1,375,000	1,502,188

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		785,000	832,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		975,000	1,067,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		1,050,000	1,120,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		1,190,000	1,282,225

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017		3,375,000	3,619,688

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021		950,000	1,028,375

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		735,000	788,287

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015		115,000	118,737

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		775,000	846,687

Mediacom, LLC/Mediacom Capital Corp. 144A sr. unsec. notes 7 1/4s, 2022		810,000	820,125

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	995,000	1,014,800

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)	CAD	940,000	981,952

Videotron Ltee 144A sr. unsec. notes 5s, 2022 (Canada)		$2,000,000	2,000,000

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		980,000	1,117,200

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)		600,000	610,360

			23,949,724
Capital goods (5.6%)

Allison Transmission 144A company guaranty 11s, 2015		136,000	143,650

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		2,420,000	2,619,650

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		1,975,000	2,103,375

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014		755,000	770,100

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017		545,000	610,400

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		445,049	427,247

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	130,000	181,920

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)	EUR	480,000	671,703

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		$200,000	215,000

Ball Corp. company guaranty sr. unsec. notes 5s, 2022		455,000	465,237

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		410,000	456,637

Berry Plastics Corp. company guaranty notes FRN 4.421s, 2014		645,000	617,587

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		1,295,000	1,382,412

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		830,000	888,100

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016		630,000	652,050

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		1,150,000	1,334,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		1,910,000	2,019,825

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021		105,000	116,288

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	370,000	528,217

Exide Technologies sr. notes 8 5/8s, 2018		$2,010,000	1,562,775

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		2,939,000	3,166,773

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,065,000	3,662,437

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015		500,000	512,500

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020		200,000	224,000

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		2,555,000	2,586,937

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		1,550,000	1,623,625

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016		780,000	830,700

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019		580,000	613,350

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019		635,000	635,000

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 9 7/8s, 2019		525,000	542,719

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)		440,000	420,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019		985,000	1,076,112

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019		940,000	970,550

Ryerson Holding Corp. sr. disc. notes zero %, 2015		600,000	249,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015		3,185,000	3,280,550

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018		625,000	679,688

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		1,240,000	1,329,900

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016		775,000	880,594

Terex Corp. sr. unsec. sub. notes 8s, 2017		2,724,000	2,853,390

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		2,240,000	2,340,800

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017		1,879,000	2,066,900

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		1,900,000	2,090,000

			50,401,898
Coal (2.1%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,045,000	1,013,650

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		1,370,000	1,342,600

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		1,370,000	1,366,575

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019		1,420,000	1,420,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013		606,000	609,030

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		4,055,000	4,419,950

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		1,835,000	1,995,562

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021		230,000	231,725

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019		575,000	388,125

Peabody Energy Corp. company guaranty 7 3/8s, 2016		2,635,000	2,977,550

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		150,000	162,188

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018		2,470,000	2,587,325

			18,514,280
Commercial and consumer services (1.7%)

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)		360,000	369,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018		355,000	337,250

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015		570,000	589,950

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		3,685,000	4,154,837

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		2,258,000	2,353,965

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		1,360,000	1,366,800

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019		1,810,000	1,669,725

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019		585,000	520,650

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		2,430,000	2,211,300

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		840,000	266,700

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014		505,000	289,113

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		1,835,000	972,550

			15,101,840
Consumer (0.7%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		605,000	661,718

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020	EUR	250,000	336,162

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020		$1,240,000	1,308,200

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015		2,545,000	2,605,468

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)		1,590,000	1,540,312

			6,451,860
Consumer staples (7.6%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015		1,120,000	1,236,211

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	512,300

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		1,530,000	1,667,700

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		1,475,000	1,522,937

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		550,000	621,500

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)		850,532	884,552

Claire's Escrow II Corp. 144A sr. notes 9s, 2019		1,380,000	1,421,400

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		1,040,000	907,400

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015		74,494	63,692

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		1,935,000	2,186,550

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		2,270,000	2,474,300

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018		1,730,000	1,842,450

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018		365,000	403,325

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		1,830,000	1,880,325

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		3,436,000	3,788,190

Dole Food Co. sr. notes 13 7/8s, 2014		441,000	504,945

Dole Food Co. 144A sr. notes 8s, 2016		841,000	891,460

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,415,000	1,524,662

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018		570,000	614,887

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	1,450,000	2,083,830

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		$585,000	677,868

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020		645,000	665,962

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021		3,185,000	3,105,375

Landry's Acquisition Co. 144A company guaranty notes 11 5/8s, 2015		420,000	450,450

Landry's Restaurant, Inc. company guaranty notes 11 5/8s, 2015		1,405,000	1,534,963

Libbey Glass, Inc. sr. notes 10s, 2015		832,000	893,360

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018		715,000	782,925

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015		1,285,000	1,320,337

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022		580,000	617,700

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		1,840,000	2,007,900

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015		1,400,000	1,513,750

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	586,456

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		1,340,000	1,373,500

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		2,370,000	2,405,550

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		445,000	507,300

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020		1,380,000	1,397,250

Service Corporation International sr. notes 7s, 2019		660,000	729,300

Service Corporation International sr. notes 7s, 2017		205,000	229,600

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,225,550

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		2,325,000	2,726,062

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018		1,415,000	1,613,100

Spectrum Brands Holdings, Inc. company guaranty sr. unsec. sub. bonds 12s, 2019		2,056,466	2,259,541

Spectrum Brands Holdings, Inc. 144A company guaranty notes 9 1/2s, 2018		690,000	786,600

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		1,125,000	1,181,250

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		1,510,000	1,759,150

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019		1,895,000	2,093,975

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016		2,480,000	2,731,125

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		1,000,000	1,097,500

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,240,000	1,340,750

			67,646,765
Energy (oil field) (1.4%)

SPN Fairway Acquisition, Inc. /TX company guaranty 8s, 2016		1,255,000	1,306,204

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. notes 7 5/8s, 2018		1,550,000	1,654,625

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016		3,795,000	3,984,750

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,420,000	1,487,450

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		2,285,000	2,547,775

SESI, LLC 144A sr. unsec. notes 7 1/8s, 2021		760,000	839,800

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)		325,000	347,750

			12,168,354
Entertainment (0.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		2,610,000	2,440,350

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		255,000	284,963

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019		655,000	728,688

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		310,000	330,925

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018		2,040,000	2,233,800

			6,018,726
Financials (8.0%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 6.523s, perpetual maturity		2,605,000	2,077,488

ACE Cash Express, Inc. 144A sr. notes 11s, 2019		1,060,000	980,500

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		1,235,000	1,276,518

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015		1,825,000	2,016,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	900,338

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,620,000	2,885,275

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017		575,000	580,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014		821,000	768,400

Ally Financial, Inc. unsec. sub. notes 8s, 2018		905,000	972,875

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058		1,900,000	2,011,625

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026		425,000	426,594

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037		1,365,000	1,382,063

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		885,000	940,313

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017		1,040,000	1,201,200

CIT Group, Inc. sr. bonds 7s, 2017		172	172

CIT Group, Inc. sr. bonds 7s, 2016		520	521

CIT Group, Inc. 144A bonds 7s, 2017		5,354,000	5,360,693

CIT Group, Inc. 144A bonds 7s, 2016		1,072,000	1,073,340

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,389,975

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		1,375,000	1,404,219

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018		1,015,000	1,092,394

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019		1,675,000	1,624,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031		2,075,000	1,722,250

E*Trade Financial Corp. sr. notes 6 3/4s, 2016		1,040,000	1,058,200

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017		1,365,000	1,590,225

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)		2,085,000	1,480,350

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,650,000	1,482,459

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		650,000	478,494

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015		555,000	568,875

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018		3,215,000	3,407,900

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		155,000	158,100

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		200,000	222,500

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,362,000	1,411,373

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		970,000	945,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037		195,000	170,625

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)		640,000	680,400

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		915,000	944,738

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		1,395,000	1,546,706

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		400,000	404,500

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015		1,265,000	1,321,925

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,054,219

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		1,920,000	1,872,000

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		790,000	602,375

Regions Bank unsec. sub. notes 7 1/2s, 2018		850,000	926,500

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047		1,150,000	1,046,500

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015		2,870,000	2,417,975

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, perpetual maturity (United Kingdom)		3,450,000	2,846,250

SLM Corp. sr. notes Ser. MTN, 8s, 2020		885,000	973,500

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		3,495,000	3,914,400

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		4,215,000	3,266,625

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012		815,000	782,400

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.378s, 2014		330,000	306,075

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)		1,305,000	1,316,829

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)		125,000	129,355

			71,417,001
Gaming and lottery (3.3%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		2,069,000	2,187,968

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		3,707,000	2,863,658

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015		435,000	395,850

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		5,590,000	6,121,050

Caesars Operating Escrow LLC/Caesars Escrow Corp. 144A sr. sub. notes 8 1/2s, 2020		1,275,000	1,300,500

Isle of Capri Casinos, Inc. company guaranty 7s, 2014		2,639,000	2,629,104

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,145,000	1,142,138

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)		1,995,000	99,750

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019(PIK)		3,859,200	3,695,184

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019		385,000	432,163

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017		410,000	445,875

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015		1,550,000	1,596,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,825,000	2,016,625

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020		885,000	997,838

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		3,086,000	3,344,453

			29,268,656
Health care (6.3%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,227,000

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017		1,980,000	2,150,775

Biomet, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017		200,000	218,250

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017		1,785,000	1,843,013

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019	EUR	1,690,000	2,431,600

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	839,855

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$3,110,000	3,207,188

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		415,000	445,088

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018		1,240,000	1,314,400

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)		2,070,000	2,277,000

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019		1,285,000	1,349,250

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019		895,000	984,500

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,315,000	1,400,475

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018		1,505,000	1,632,925

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017		335,000	366,406

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		2,865,000	3,208,800

HCA, Inc. sr. notes 6 1/2s, 2020		5,315,000	5,713,625

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		1,450,000	1,569,625

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,790,000	1,892,925

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019		2,515,000	2,401,825

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		1,675,000	1,832,031

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018		2,985,000	3,104,400

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019		1,610,000	1,553,650

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,515,000	1,646,616

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		2,220,000	2,186,700

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)		577,149	577,870

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,222,963

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018		560,000	652,400

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		775,000	883,500

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018		1,940,000	2,068,525

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017		655,000	683,656

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	253,438

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,480,000	1,513,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 1/2s, 2016		1,185,000	1,208,700

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		580,000	594,500

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016		59,000	38,793

			56,495,567
Homebuilding (1.2%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015		870,000	814,538

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018		850,000	731,000

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019		540,000	460,350

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016		230,000	215,338

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		2,450,000	2,364,250

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		2,070,000	2,194,200

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		995,000	915,400

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017		2,110,000	1,930,650

Realogy Corp. 144A company guaranty sr. notes 9s, 2020		350,000	351,750

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		215,000	208,550

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		525,000	542,063

			10,728,089
Household furniture and appliances (0.2%)

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		945,000	893,025

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016		764,000	832,836

			1,725,861
Lodging/Tourism (1.3%)

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)		2,204,651	2,383,779

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		2,324,000	2,626,120

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		2,115,000	2,162,588

MGM Resorts International company guaranty sr. notes 9s, 2020		330,000	368,775

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		535,000	535,000

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015		1,985,000	2,009,813

MGM Resorts International sr. notes 10 3/8s, 2014		260,000	295,750

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019		660,000	702,900

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016		745,000	772,938

			11,857,663
Media (0.4%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		1,405,000	1,250,450

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018		2,154,000	2,396,325

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		235,000	273,188

			3,919,963
Oil and gas (10.1%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		2,720,000	3,503,251

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		1,035,000	1,200,155

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		220,000	264,071

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040		690,000	829,266

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015		670,000	435,500

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		795,000	836,738

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017		925,000	952,750

BreitBurn Energy Partners LP/BreitBurn Finance Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2022		310,000	324,725

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		3,729,000	3,878,160

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,140,000	1,282,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017		1,790,000	1,866,075

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		585,000	649,350

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017		220,000	231,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		1,025,000	1,178,750

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019		1,835,000	1,844,175

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec notes 6 1/8s, 2022		500,000	517,500

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		580,000	591,600

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,650,000	1,683,000

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017		1,090,000	1,057,300

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,570,000	1,736,813

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		675,000	658,125

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		3,130,000	3,396,050

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016		330,000	368,363

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		1,240,000	1,410,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	905,438

Encore Acquisition Co. company guaranty sr. sub. notes 9 1/2s, 2016		285,000	318,488

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		3,565,000	3,190,675

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017		1,370,000	1,452,200

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021		860,000	761,100

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019		1,045,000	1,029,325

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		2,380,000	2,332,400

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		1,820,000	1,879,150

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021		1,345,000	1,297,925

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019		2,020,000	2,161,400

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		2,130,000	2,348,325

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)		730,000	762,850

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,350,000	1,444,500

Milagro Oil & Gas company guaranty notes 10 1/2s, 2016		1,980,000	1,524,600

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		300,000	308,250

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		695,000	750,600

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		360,000	383,400

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		3,230,000	3,278,450

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		2,660,000	2,826,250

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014		455,000	505,619

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018		2,555,000	2,784,950

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018		300,000	322,500

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		2,525,000	2,764,875

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015		565,000	574,888

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		1,265,000	1,347,225

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	700,800

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		640,000	646,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		2,400,000	2,604,000

Sabine Pass LNG LP sec. notes 7 1/2s, 2016		2,625,000	2,821,875

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020		3,415,000	3,594,288

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016		570,000	621,300

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021		345,000	348,450

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018		3,285,000	3,399,975

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		715,000	766,838

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021		690,000	745,200

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		415,000	424,856

Whiting Petroleum Corp. company guaranty 7s, 2014		1,245,000	1,332,150

Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,113,000	1,358,037

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	423,109

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022		555,000	573,038

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017		2,070,000	2,111,400

			90,422,816
Publishing (0.3%)

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015		260,000	222,300

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		1,820,000	1,765,400

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016		490,000	480,200

			2,467,900
Regional Bells (1.0%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015		700,000	707,000

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018		3,305,000	3,152,144

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		1,685,000	1,824,013

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		905,000	977,400

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2014		570,000	619,875

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		1,160,000	1,245,550

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014		70,000	70,245

			8,596,227
Retail (3.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		995,000	1,004,950

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec notes 7s, 2022		1,155,000	1,185,319

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	550,450

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		450,000	465,750

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014		2,520,000	1,612,800

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019		1,475,000	1,513,719

J Crew Group, Inc. company guaranty sr. unsec. notes 8 1/8s, 2019		780,000	780,975

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		1,300,000	1,433,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022		685,000	707,263

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016		1,455,000	1,674,337

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015		545,000	643,293

Michaels Stores, Inc. company guaranty 11 3/8s, 2016		2,205,000	2,337,080

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		1,890,000	1,892,363

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015		345,000	359,235

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016		2,240,000	2,335,222

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		870,000	957,000

QVC Inc. 144A sr. notes 7 1/2s, 2019		1,280,000	1,420,800

QVC Inc. 144A sr. notes 7 3/8s, 2020		885,000	980,138

Sears Holdings Corp. company guaranty 6 5/8s, 2018		775,000	668,438

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016		365,000	375,038

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017		1,420,000	1,501,650

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017		2,040,000	2,261,850

			26,660,920
Technology (4.8%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017		200,000	219,500

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020		2,535,000	2,810,681

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029		1,670,000	1,285,900

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015		270,000	270,675

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		3,045,000	3,045,000

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		790,000	800,863

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,461,350	2,362,896

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,905,000	1,819,275

Epicor Software Corp. 144A company guaranty sr. unsec. notes 8 5/8s, 2019		1,745,000	1,806,075

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		880,000	990,000

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		590,000	643,838

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021		2,050,000	2,152,500

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015		1,888,138	1,944,782

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016		2,160,000	2,046,600

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		2,850,000	2,757,375

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		735,000	743,269

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		1,844,000	2,037,620

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018		654,000	732,480

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,135,000	2,348,500

Iron Mountain, Inc. company guaranty 8 3/4s, 2018		155,000	161,588

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019		630,000	696,150

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020		75,000	80,063

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		540,000	600,075

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)		899,000	755,160

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)		2,230,000	2,522,688

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)		905,000	1,018,125

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7s, 2021 (Cayman Islands)		1,055,000	1,168,413

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015		1,817,000	1,894,223

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		960,000	1,036,800

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		1,930,000	2,103,700

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		356,000	378,250

			43,233,064
Telecommunications (7.5%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017		760,000	646,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		1,205,000	1,171,862

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		1,145,000	1,113,512

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		570,000	624,150

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)		925,000	1,008,250

Digicel Group, Ltd. 144A sr. unsec. notes 7s, 2020 (Bermuda)		775,000	782,750

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,455,000	1,542,300

Equinix, Inc. sr. unsec. notes 7s, 2021		940,000	1,041,050

Hughes Satellite Systems Corp. company guaranty sr. sec. notes 6 1/2s, 2019		1,750,000	1,855,000

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		2,005,000	2,175,425

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Luxembourg)		1,775,000	1,877,062

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		6,271,093	6,459,225

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)		3,165,000	3,263,905

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)		1,130,000	1,152,600

Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		780,000	815,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019		1,035,000	1,143,675

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019		270,000	282,825

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes FRN 8 5/8s, 2020		1,210,000	1,291,675

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		2,325,000	2,490,655

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		1,105,000	1,091,187

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014		1,316,000	1,319,290

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016		685,000	780,900

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		400,000	431,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		2,385,000	2,444,625

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017		915,000	997,350

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		2,320,000	2,598,400

Qwest Corp. notes 6 3/4s, 2021		1,735,000	1,969,697

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016		645,000	755,367

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,135,000	1,262,134

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		1,230,000	1,353,000

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016		1,365,000	1,470,788

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,150,000	2,457,000

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		3,265,000	3,199,700

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		2,355,000	2,143,050

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018		2,185,000	2,436,275

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017		1,315,000	1,321,575

Wind Acquisition Finance SA company guaranty sr. sec. notes Ser. REGS, 7 3/8s, 2018 (Netherlands)	EUR	795,000	1,006,177

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)		$1,415,000	1,379,625

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)		960,000	984,000

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)		554,711	483,985

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		505,000	552,975

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		2,290,000	2,581,975

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		925,000	1,010,563

			66,767,659
Telephone (0.5%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020		2,575,000	2,562,125

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016		1,460,000	1,554,900

			4,117,025
Textiles (0.3%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		1,110,000	1,159,950

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		980,000	1,090,250

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		200,000	206,502

			2,456,702
Transportation (1.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		2,810,000	2,954,013

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,265,000	2,440,538

CHC Helicopter SA 144A company guaranty sr. notes 9 1/4s, 2020 (Luxembourg)		1,650,000	1,654,125

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		1,880,000	2,056,250

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		1,685,000	808,800

			9,913,726
Utilities and power (4.1%)

AES Corp. (The) sr. unsec. notes 8s, 2020		520,000	609,700

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,855,000	2,137,888

AES Corp. (The) 144A sr. notes 7 3/8s, 2021		935,000	1,065,900

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		1,340,000	1,474,000

Calpine Corp. 144A sr. notes 7 1/4s, 2017		2,707,000	2,869,420

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)		1,430,000	1,551,177

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021		975,000	1,111,500

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016		2,090,000	2,278,100

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)		3,000,000	1,950,000

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		755,000	551,150

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		1,105,000	1,041,462

Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,035,000	672,750

Edison Mission Energy sr. unsec. notes 7s, 2017		45,000	30,150

El Paso Corp. sr. unsec. notes 7s, 2017		1,160,000	1,296,229

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	840,713

El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	946,531

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020		560,000	605,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		1,870,000	2,031,288

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		1,995,000	2,284,275

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031		405,000	366,525

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		2,475,000	2,320,312

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	362,900

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		230,000	255,300

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		4,195,000	4,163,538

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	263,250

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		935,000	1,021,817

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		166,000	189,655

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028		305,000	347,827

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021		1,660,000	697,200

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)		2,657,447	704,223

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		1,130,000	762,750

			36,803,030

Total corporate bonds and notes (cost $769,726,557)			$794,868,223

SENIOR LOANS (5.0%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		$621,875	$620,320

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014		62,590	64,833

			685,153
Broadcasting (0.4%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.67s, 2014		694,856	651,080

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.92s, 2016		2,050,937	1,682,135

Univision Communications, Inc. bank term loan FRN 4.546s, 2017		1,725,281	1,605,230

			3,938,445
Building materials (—%)

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		277,277	274,850

			274,850
Capital goods (0.1%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018		845,000	849,225

			849,225
Commercial and consumer services (0.1%)

Compucom Systems, Inc. bank term loan FRN 3.77s, 2014		501,600	489,060

Travelport, LLC bank term loan FRN Ser. B, 5.081s, 2015		661,585	561,166

Travelport, LLC bank term loan FRN Ser. S, 5.079s, 2015		208,415	176,781

			1,227,007
Consumer cyclicals (1.0%)

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017		500,000	486,250

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		2,121,555	2,119,567

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		74,812	75,046

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019		1,000,000	997,500

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.27s, 2014		650,300	191,432

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.27s, 2014		242,649	71,430

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.3s, 2014(PIK)		747,702	699,724

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.3s, 2014 9(PIK)		425,616	398,306

Goodman Global, Inc. bank term loan FRN 9s, 2017		1,546,364	1,563,760

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		1,130,000	1,119,929

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014		1,239,169	806,234

			8,529,178
Consumer staples (0.5%)

Claire's Stores, Inc. bank term loan FRN 3.068s, 2014		1,862,072	1,760,919

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		487,550	479,668

Huish Detergents, Inc. bank term loan FRN 4.52s, 2014		455,000	372,342

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		212,500	213,253

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		1,716,375	1,713,672

Rite Aid Corp. bank term loan FRN Ser. B, 2.038s, 2014		113,423	110,871

			4,650,725
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		1,376,586	1,368,229

			1,368,229
Financials (0.9%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		1,210,000	1,100,092

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		483,196	486,216

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014		791,775	791,280

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014		1,265,000	1,258,201

Lone Star Intermediate Super Holdings, LLC bank term loan FRN 11s, 2019		1,255,000	1,270,688

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019		2,365,000	2,388,650

Nuveen Investments, Inc. bank term loan FRN Ser. B, 6.065s, 2017		423,476	422,417

			7,717,544
Gaming and lottery (0.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016		485,100	499,896

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.276s, 2015		760,000	711,550

			1,211,446
Health care (0.7%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015		1,770,396	1,765,970

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018		1,674,357	1,668,497

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		1,042,125	1,033,006

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		1,135,000	1,145,540

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017		500,000	498,125

			6,111,138
Homebuilding (0.3%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017		2,600,000	2,678,000

			2,678,000
Publishing (0.2%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.52s, 2014		1,521,389	1,407,919

			1,407,919
Retail (—%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017		416,513	416,385

			416,385
Utilities and power (0.4%)

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016		443,888	455,651

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016		109,725	108,647

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.795s, 2017		5,958,299	3,318,439

			3,882,737

Total senior loans (cost $48,273,061)			$44,947,981

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
		Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031		$758,000	$756,105

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		700,000	1,113,000

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)		1,565,000	1,388,938

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		373,000	424,288

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015		550,000	953,975

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		489,000	718,854

Total convertible bonds and notes (cost $4,094,265)			$5,355,160

ASSET-BACKED SECURITIES (0.2%)(a)
		Principal amount	Value

Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)		$6,684,836	$1,827,328

Total asset-backed securities (cost $519,956)			$1,827,328

SHORT-TERM INVESTMENTS (3.9%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.09%(e)		27,075,964	$27,075,964

Straight-A Funding, LLC asset-backed commerical paper with an effective yield of 0.178%, May 9, 2012		6,250,000	6,247,889

U.S. Treasury Bills with an effective yield of 0.068%, July 26, 2012		$1,083,000	1,082,525

Total short-term investments (cost $34,406,430)			$34,406,378

TOTAL INVESTMENTS

Total investments (cost $857,020,269)(b)			$881,405,070

FORWARD CURRENCY CONTRACTS at 2/29/12 (aggregate face value $17,140,892) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	3/22/12	$505,103	$501,052	$(4,051)
	Euro	Sell	3/22/12	4,069,424	4,032,124	(37,300)
Barclays Bank PLC
	Euro	Sell	3/22/12	1,030,081	1,018,936	(11,145)
Citibank, N.A.
	Euro	Buy	3/22/12	315,513	311,960	3,553
Credit Suisse AG
	Euro	Sell	3/22/12	1,380,236	1,365,420	(14,816)
Deutsche Bank AG
	Euro	Buy	3/22/12	54,895	54,281	614
Goldman Sachs International
	Euro	Sell	3/22/12	1,616,338	1,597,665	(18,673)
HSBC Bank USA, National Association
	Euro	Sell	3/22/12	796,377	787,225	(9,152)
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	3/22/12	532,884	528,843	(4,041)
	Euro	Sell	3/22/12	1,568,238	1,550,227	(18,011)
Royal Bank of Scotland PLC (The)
	Euro	Buy	3/22/12	474,868	469,511	5,357
State Street Bank and Trust Co.
	Euro	Sell	3/22/12	2,160,491	2,137,786	(22,705)
UBS AG
	Euro	Sell	3/22/12	1,200,228	1,187,615	(12,613)
Westpac Banking Corp.
	Canadian Dollar	Sell	3/22/12	913,328	906,370	(6,958)
	Euro	Sell	3/22/12	699,378	691,877	(7,501)

Total						$(157,442)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $893,082,880
(b)	The aggregate identified cost on a tax basis is $857,031,044, resulting in gross unrealized appreciation and depreciation of $48,331,097 and $23,957,071, respectively, or net unrealized appreciation of $24,374,026.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,660 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $69,152,102 and $80,141,981, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $234,680 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $166,966 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$1,827,328
Convertible bonds and notes	—	5,355,160	—
Corporate bonds and notes	—	794,113,061	755,162
Senior loans	—	44,947,981	—
Short-term investments	27,075,964	7,330,414	—

Totals by level	$27,075,964	$851,746,616	$2,582,490

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(157,442)	$—

Totals by level	$—	$(157,442)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$9,524	$166,966

Total	$9,524	$166,966

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012